TAXATION - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets, Valuation Allowance
Balance at the beginning of the year	¥ (4,127,927)	¥ (3,385,876)	¥ (3,310,975)
Remeasurement due to application of preferential tax rate	0	(1,839)	(17,011)
Additions	(687,555)	(1,280,549)	(794,643)
Reversals	549,598	282,244	687,180
Write-offs	341,418	258,093	49,573
Balance at the end of the year	¥ (3,924,466)	¥ (4,127,927)	¥ (3,385,876)